CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Parentheticals)	12 Months Ended
Dec. 31, 2021 shares
Unissued (in shares)	21,256
2.0 Lien Notes to common stock
Stock surrendered (in shares)	3,511,820